Other Balance Sheet Items	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Other Balance Sheet Items

8.    Other Balance Sheet Items

Prepaid and other assets

The following summarizes the balances of prepaid and other assets as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Vendor deposits	$46,649	$13,905
Prepaid expenses	174,906	63,598
Security deposit	19,281	13,000
Total prepaid and other assets	$240,836	$90,503

Note receivable

In 2019 we received a $2.1 million convertible note for the sale of assets for which we determined the convertible note was impaired in the same year for the full amount. The note was convertible into preferred shares, for which the conversion was exercised in 2020. As the note was fully impaired in 2019, we did not assign any value to the preferred shares upon conversion in 2020. As of and for the year ended December 31, 2020, we do not believe there is any future benefit nor value to assign to the investment.

Accrued expenses and other payables

The following summarizes the balances of accrued expenses and other payables as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Payroll and related accruals	$154,936	$75,344
Accrued expenses	149,044	63,067
Other payables	12,543	13,606
Total accrued expenses and other payables	$316,523	$152,017